--------------------------------------------------------------------------------
Table of Contents
-------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1996

Report From Your Investment Advisor........................................    2
Schedules of Portfolio Investments.........................................    5
Statements of Assets and Liabilities.......................................   15
Statements of Operations...................................................   16
Statements of Changes in Net Assets........................................   17
Notes to Financial Statements..............................................   18
Financial Highlights.......................................................   25

                                                                          1 ----

--------------------------------------------------------------------------------
Report From Your Investment Advisor
-------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1996

WE ARE PLEASED TO PRESENT THIS SEMI-ANNUAL REPORT FOR THE ONE
GROUP-REGISTERED TRADEMARK- FAMILY OF MUTUAL FUNDS. ON THE FOLLOWING PAGES, YOU WILL FIND AN OVERVIEW OF THE FINANCIAL MARKETS AND YOUR FUND'S PERFORMANCE FOR THE PERIOD FROM JULY 1, 1996, THROUGH DECEMBER 31, 1996.

DEAR VALUED SHAREHOLDERS:
Thank you for your continued support of The One Group Family of Mutual Funds.

1996 proved to be a rewarding year for stock investors, and a challenging one for bond investors. Stocks maintained the strength they exhibited during 1995 and posted impressive double-digit returns. Bond returns, on the other hand, slipped back into the low single digits, as the market was plagued with volatility.

As strong as the stock market's returns were during 1996, and as disappointing as the bond market's results were, it's important to keep performance--whether good or bad--in perspective. Returns in any single year shouldn't influence your long-term investment strategy.

It's highly unlikely that, over the long term, the stock market will remain as strong as it has been during the past two years, or that the bond market will remain as volatile. While returns may fluctuate over the short term, over the long term the markets tend to adjust for periodic ups and downs so that performance evens out.

These market dynamics underscore the importance of three key investment strategies:
- MAINTAINING A LONG-TERM PERSPECTIVE. Don't let short-term returns distract you from your long-term strategy. Let time work for your investment portfolio. After all, it's time, not timing, that allows investments to realize their full potential.
- ASSET ALLOCATION. Spreading your investment dollars among stocks, bonds and money market securities according to your goals, time frame and risk tolerance exposes your money to opportunities from each major asset class.
- DIVERSIFICATION. Investing in a variety of securities within each asset class may enhance your returns while helping to reduce overall portfolio risk.

We believe that following these principles is critical to long-term investment success. Nevertheless, it sometimes is difficult for individual investors to implement these strategies in their own investment plans. The One Group is always working on new ways to make investing easy and convenient. And now, taking advantage of these investment techniques has never been simpler.

Four new funds--THE ONE GROUP INVESTOR FUNDS-- take the time and complexity out of allocating your assets and assembling a diversified investment portfolio. They offer a convenient way to enjoy asset allocation and broad diversification from ONE investment.

Each of The One Group Investor Funds is targeted toward a specific investment objective, such as growth, income or a combination of the two. In striving to meet these objectives, the investment professionals managing The One Group Investor Funds invest in a combination of mutual funds from The One Group family. So, by investing in the SINGLE One Group Investor Fund best suited to your goals, you enjoy instant diversification and professional asset allocation.

The One Group Investor Funds are suitable for various investment goals, including one of the most important--retirement. Because they offer a single source for asset allocation and broad diversification, they may be ideal investments for THE ONE GROUP IRA.

The One Group IRA can be one of the smartest ways to save for retirement:
- All workers AND non-working spouses may contribute up to $2,000 A YEAR.
- You accumulate TAX-DEFERRED EARNINGS during your working years.
- For certain investors, some or all of the $2,000 annual IRA contribution limit may be TAX-DEDUCTIBLE.

There's still time to make your IRA investment for the 1996 income tax year; the deadline is April 15. All it takes is a minimum of $25 to set up your IRA, as long as you sign up for systematic investing. Otherwise, the minimum is $250. And, if you maintain a balance of at least $1,000, The One Group will waive the annual IRA maintenance fee.

----2

--------------------------------------------------------------------------------
Report From Your Investment Advisor, continued
--------------------------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1996

We invite you to learn more about The One Group Investor Funds and The One Group IRA by calling 1-800-480-4111, or by visiting The One Group web site at WWW.ONEGROUP.COM. From here, you quickly can access a variety of fund-related information, including prices, performance updates, fund manager biographies and more. In addition, you will find an interactive asset allocation tool with which you can determine your investor profile and select an appropriate model portfolio.

Thank you again for the confidence you have shown in The One Group Family of Mutual Funds. Your ongoing support is appreciated as The One Group continues to make investing rewarding and convenient.

Sincerely,

/s/ David J. Kundert
David J. Kundert
PRESIDENT & CEO
BANC ONE INVESTMENT ADVISORS CORPORATION,
INVESTMENT ADVISOR TO THE ONE GROUP

                            [DAVID J. KUNDERT PHOTO]

---------

FOR MORE COMPLETE INFORMATION ABOUT THE ONE GROUP INVESTOR FUNDS AND THE ONE GROUP IRA, INCLUDING CHARGES AND EXPENSES, YOU MAY OBTAIN A PROSPECTUS BY CALLING THE ONE GROUP AT 1-800-480-4111. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

                                                                          3 ----

--------------------------------------------------------------------------------
Report From Your Investment Advisor, continued
--------------------------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1996

ECONOMY STAYS ON STEADY COURSE
Economic growth during the second half of 1996 started out on unstable ground, with inventory accumulation representing approximately 75% of the third quarter's 2.1% GDP growth. When growth is backed by a surge in inventories, it is not sustainable. During the fourth quarter, though, a decline in the level of reported inventories revealed virtually no contribution from this component toward the 4.7% overall growth rate. This demonstrated that the composition of growth as the year ended was much more solid than it was in the third quarter.

EXPECTED FED ACTION DOESN'T MATERIALIZE
While short-term interest rates, such as the three-month Treasury bill rate, seem to have remained relatively stable from the beginning of the six-month period, when they were 5.23%, to the end, when they were 5.17%, there was, in fact, significant volatility in between. After a surge in GDP growth in the second quarter--to 4.7%-- the bond market became convinced that a tightening by the Federal Reserve was necessary, causing rates on the two-year Treasury note to climb as high as 6.43%. The Fed, however, left its monetary policy unchanged, and short-term rates came back down.

With regard to adjusting monetary policy, the Fed remained idle during the second half of the year. In fact, the only Fed action for all of 1996 came on Jan. 31, when it cut the federal funds rate by 0.25%. Nevertheless, the Fed continued to nurture economic growth during the second half, as it was able to largely ignore the tightness of the labor market and increased labor costs that characterized the period. The Fed's current philosophy continues to be somewhat preemptive in nature, but not as preemptive as it was in 1994, when it first introduced this philosophy to the financial markets.

LONG-TERM RATES DECLINE
Investor concerns about stronger economic growth diminished during the final few months of the year, as the market became more hopeful that economic growth eventually would slow down. As a result, long-term interest rates toward the latter half of the year proceeded to decline even in the wake of higher inflation.

Consumer prices slowly increased during the period, ending the year up 3.3% on a year-over-year basis. Prices at the beginning of the six-month period were rising only 2.8% on a year-over-year basis. The decline in long-term rates occurred on the bond market's expectation that inflation in 1997 would be a lot more subdued, and slower economic growth would take some wind out of inflationary pressures.

The decline in long-term interest rates during the second half of the year continued to add overall support to the country's stock market. In addition, it may have offered the housing sector a helping hand. In November, for example, housing starts posted a gain of 9.3%, which represented the highest monthly growth rate since July 1995, when housing starts were up 11.5%. Nevertheless, by year-end, we observed that poor weather in the West caused December's housing starts to plunge by 12.2%.

WHAT'S IN STORE FOR 1997
After growing at a rate of 2.5% in 1996, we think the economy may slow down in 1997, as growth softens. Some of this slowdown is likely to be caused by a continued dampening of growth in consumer credit.

As growth slows, consumer prices should increase by approximately 3.5% (on a year-over-year basis) in 1997, due to growing labor cost pressures. This factor is likely to push long-term interest rates up during the year. After starting the year at 6.5%, we believe that the 30-year Treasury bond may peak during the second half of the year and then fall back to approximately 6.9% in the fourth quarter if economic growth slows.

One of the major uncertainties for the bond market in the first half of 1997 will be whether or not the tight labor market persists, and, furthermore, whether it will result in much firmer consumer prices. Current bond prices suggest that the market remains optimistic, but in the event that these pressures translate into much higher prices, the bond market may encounter great difficulty in the first half of the year.

We suspect that the Federal Reserve may combat rising consumer prices with an increase in short-term interest rates. Our preliminary projections show that the federal funds rate may move up during the first half of 1997, which should place some downward pressure on stock prices.

/s/ Anthony Chan, Ph.D.
Anthony Chan, Ph.D.
VICE PRESIDENT AND CHIEF ECONOMIST
BANC ONE INVESTMENT ADVISORS CORPORATION

----4

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL                                SECURITY                               AMORTIZED
    AMOUNT                                DESCRIPTION                                COST
---------------   ------------------------------------------------------------  ---------------
 U.S. TREASURY OBLIGATIONS (20.7%):
U.S. Treasury Bills
$        5,000    2/6/97......................................................  $        4,975
         5,000    3/6/97 (b)..................................................           4,956
        35,000    4/3/97 (b)..................................................          34,539
        35,000    5/1/97 (b)..................................................          34,388
        10,000    5/29/97.....................................................           9,778
U.S. Treasury Notes
       150,000    6.88%, 2/28/97 (b)..........................................         150,366
        35,000    6.63%, 3/31/97 (b)..........................................          35,083
        25,000    6.88%, 3/31/97 (b)..........................................          25,072
       110,000    6.50%, 4/30/97 (b)..........................................         110,306
        20,000    6.50%, 5/15/97 (b)..........................................          20,047
        10,000    6.13%, 5/31/97 (b)..........................................          10,010
        25,000    6.00%, 8/31/97..............................................          25,083
        25,000    8.75%, 10/15/97.............................................          25,622
        25,000    5.63%, 10/31/97.............................................          25,033
        15,000    7.37%, 11/15/97.............................................          15,237
        25,000    6.00%, 11/30/97.............................................          25,123
                                                                                ---------------
  Total U.S. Treasury Obligations                                                      555,618
                                                                                ---------------
  Total Investments, at amortized cost                                                 555,618
                                                                                ---------------
 REPURCHASE AGREEMENTS (79.4%):
       110,000    Aubrey G. Lanston & Co., 6.80%, 1/2/97, (collateralized by
                    $104,180 U.S. Treasury Securities, 5.00%-7.00%,
                    1/31/99-7/15/06, market value - $111,409).................         110,000
        50,000    Barclays De Zoette Wedd, 6.75%, 1/2/97, (collateralized by
                    $46,662 various U.S. Treasury Securities, 7.00%-7.50%,
                    7/15/06-7/15/16, market value - $51,001)..................          50,000
       110,000    CIBC, 6.75%, 1/2/97, (collateralized by $110,000 U.S.
                    Treasury Securities, 8.00%-10.37%, 11/15/09-11/15/21,
                    market value - $112,179)..................................         110,000
       115,000    Donaldson, Lufkin & Jenrette, 6.75%, 1/2/97, (collateralized by $347,651 various U.S. Treasury Securities,
                    0.00%-12.00%, 2/15/98-2/15/25, market value - $117,116)...         115,000

   PRINCIPAL                                SECURITY                               AMORTIZED
    AMOUNT                                DESCRIPTION                                COST
---------------   ------------------------------------------------------------  ---------------
 REPURCHASE AGREEMENTS, CONTINUED:
$      110,000    Dresdner Securities, 6.25%, 1/2/97, (collateralized by
                    $110,000 U.S. Treasury Securities, 8.12%, 5/15/21, market
                    value - $111,217).........................................  $      110,000
        26,379    Goldman Sachs, 5.75%, 1/2/97, (collateralized by $26,896
                    various U.S. Treasury Securities, 0.00%-10.63%,
                    3/06/97-8/15/25, market value - $26,906)..................          26,379
       625,000    Goldman Sachs, 6.70%, 1/2/97, (collateralized by $610,345
                    various U.S. Treasury Securities, 0.00%-10.63%,
                    3/06/97-8/15/25, market value - $637,501).................         625,000
       115,000    HSBC, 6.75%, 1/2/97, (collateralized by $191,561 various
                    U.S. Treasury Securities, 0.00%-11.25%, 7/15/97-8/15/25,
                    market value - $117,304)..................................         115,000
       115,000    J.P. Morgan, 6.75%, 1/2/97, (collateralized by $332,105 U.S.
                    Treasury Securities, 0.00%, 5/15/97-8/15/14, market value
                    - $117,300)...............................................         115,000
       645,000    Lehman Brothers, 7.00%, 1/2/97, (collateralized by
                    $1,525,448 U.S. Treasury Securities, 0.00%,
                    2/15/04-5/15/20, market value - $657,901).................         645,000
       110,000    Merrill Lynch, 5.75%, 1/2/97, (collateralized by $93,107
                    U.S. Treasury Securities, 8.13%-8.88%, 2/15/19-8/15/19,
                    market value - $112,204)..................................         110,000
                                                                                ---------------
  Total Repurchase Agreements                                                        2,131,379
                                                                                ---------------
Total (Cost--$2,686,997)(a)                                                     $    2,686,997
                                                                                ---------------
                                                                                ---------------

------------

Percentages indicated are based on net assets of $2,683,569.

      (a)  Cost for Federal income tax and financial reporting purposes is the same.

      (b)  A portion of this security was loaned as of December 31, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          5 ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL
    AMOUNT                            SECURITY DESCRIPTION                      AMORTIZED COST
---------------   ------------------------------------------------------------  ---------------
FUNDING AGREEMENTS (11.2%):
$        50,000   Allstate Life Insurance Company, 5.58%, 1/1/97*.............  $       50,000
        125,000   General American Life Insurance Company, 5.58%, 3/19/97*....         125,000
         60,000   Peoples Security Life Insurance Company, 5.60%, 4/22/97*....          60,000
         60,000   Providian Life & Health Insurance Company, 5.65%, 3/1/97*...          60,000
                                                                                ---------------
  Total Funding Agreements                                                             295,000
                                                                                ---------------
YANKEE CERTIFICATE OF DEPOSITS (1.9%):
         50,000   Sumitomo Bank--L.A. Branch, 5.58%, 2/10/97..................          50,001
                                                                                ---------------
  Total Yankee Certificate of Deposits                                                  50,001
                                                                                ---------------
COMMERCIAL PAPER (71.4%):
Automotive (4.3%):
                  Mitsubishi Motor Credit of America, Inc.:
         41,000     5.37%, 1/7/97.............................................          40,963
         22,300     5.40%, 1/7/97.............................................          22,280
         50,000     5.40%, 1/17/97............................................          49,880
                                                                                ---------------
                                                                                       113,123
                                                                                ---------------
Banking (4.6%):
         50,000   Bankers Trust New York Corp., 5.33%, 6/11/97................          48,808
         50,000   HSBC Americas, Inc., 5.39%, 2/5/97..........................          49,738
         22,000   Monte Dei Paschi Di Siena, 5.41%, 2/19/97...................          21,838
                                                                                ---------------
                                                                                       120,384
                                                                                ---------------
Brokerage & Financial Services (1.9%):
         50,000   Lehman Brothers Holdings, Inc., 5.41%, 5/21/97..............          48,948
                                                                                ---------------
Chemicals (3.2%):
                  Akzo Nobel, Inc.:
         29,105     5.32%, 1/23/97............................................          29,011
         19,000     5.34%, 2/18/97............................................          18,865
         14,000     5.36%, 3/11/97............................................          13,856
         23,000     5.29%, 4/21/97............................................          22,628
                                                                                ---------------
                                                                                        84,360
                                                                                ---------------
Computer Hardware (3.3%):
                  Texas Instruments, Inc.:
         25,000     5.36%, 1/27/97............................................          24,903
         29,019     5.35%, 1/30/97............................................          28,894
         32,781     5.36%, 2/14/97............................................          32,566
                                                                                ---------------
                                                                                        86,363
                                                                                ---------------
Computer Software (3.3%):
                  CSC Enterprises:
         23,000     5.35%, 1/8/97.............................................          22,976

   PRINCIPAL
    AMOUNT                            SECURITY DESCRIPTION                      AMORTIZED COST
---------------   ------------------------------------------------------------  ---------------
COMMERCIAL PAPER, CONTINUED:
Computer Software, continued:
$        30,000     5.55%, 2/25/97............................................  $       29,746
         35,000     5.37%, 3/3/97.............................................          34,682
                                                                                ---------------
                                                                                        87,404
                                                                                ---------------
Construction (1.9%):
         50,000   Caterpillar Financial Services Corp., 5.40%, 2/12/97........          49,685
                                                                                ---------------
Consumer Goods & Services (0.2%):
          5,000   Tambrands Corp., 5.38%, 2/4/97..............................           4,975
                                                                                ---------------
Finance (22.5%):
                  Banner Receivables Corp.:
         10,428     5.35%, 2/4/97.............................................          10,375
         25,000     5.38%, 2/12/97............................................          24,843
         14,680     5.40%, 2/24/97............................................          14,561
         22,514     5.38%, 2/25/97............................................          22,329
         21,246     5.43%, 2/26/97............................................          21,067
         20,000     5.57%, 3/21/97............................................          19,756
         25,000     5.35%, 5/9/97.............................................          24,524
                  Broadway Capital:
         30,000     5.39%, 1/10/97............................................          29,960
         13,000     5.38%, 2/21/97............................................          12,901
         37,000     5.39%, 3/3/97.............................................          36,662
         11,913     5.38%, 3/21/97............................................          11,772
         50,000   CXC, Inc.,
                    5.35%, 1/29/97............................................          49,792
                  Finova Capital Corp.,
         20,000     5.40%, 1/10/97............................................          19,973
         21,600     5.40%, 1/17/97............................................          21,548
         10,000     5.37%, 2/3/97.............................................           9,951
         25,800     5.38%, 2/19/97............................................          25,611
         45,000     5.37%, 2/20/97............................................          44,664
                  Gotham Funding Corp.:
          9,910     5.41%, 1/9/97.............................................           9,898
         35,428     5.39%, 1/16/97............................................          35,348
         24,549     5.41%, 1/16/97............................................          24,494
         45,423     5.41%, 1/22/97............................................          45,279
         17,178     5.39%, 2/19/97............................................          17,052
         30,350   Madison Funding Corp.,
                    5.38%, 1/14/97............................................          30,291
                  Old Line Funding Corp.:
         21,170     5.45%, 1/6/97.............................................          21,154
         13,157     5.50%, 1/9/97.............................................          13,141
                                                                                ---------------
                                                                                       596,946
                                                                                ---------------
Gas & Electric Utility (9.7%):
                  AES Shady Point, Inc.:
         21,983     5.45%, 1/7/97.............................................          21,963
         25,000     5.38%, 1/14/97............................................          24,951
         24,382     5.42%, 1/17/97............................................          24,324
         37,300     5.37%, 1/24/97............................................          37,172
         20,000     5.37%, 1/28/97............................................          19,919

SEE NOTES TO FINANCIAL STATEMENTS.

----6

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL
    AMOUNT                            SECURITY DESCRIPTION                      AMORTIZED COST
---------------   ------------------------------------------------------------  ---------------
COMMERCIAL PAPER, CONTINUED:
Gas & Electric Utility, continued:
                  CSW Credit, Inc.,
$        44,700     5.32%, 1/13/97............................................  $       44,621
         32,800     5.40%, 2/18/97............................................          32,564
         50,000   Southwest Gas Corp.,
                    5.30%, 1/23/97............................................          49,838
                                                                                ---------------
                                                                                       255,352
                                                                                ---------------
Governments (Foreign) (0.9%):
         25,000   Swedish Export Credit Corp., 5.42%, 3/26/97.................          24,684
                                                                                ---------------
Manufactured Housing (2.3%):
         60,000   Green Tree Financial Corp., 5.70%, 1/30/97..................          59,725
                                                                                ---------------
Office Equipment & Services (0.9%):
         25,000   Xerox Mexicana SA De CV, 5.51%, 1/15/97.....................          24,947
                                                                                ---------------
Oil & Gas Exploration Products & Services (3.0%):
                  Petroleo Brasileiro S.A.--Petrobras:
         30,000     5.36%, 4/1/97.............................................          29,598
         10,000     5.35%, 4/2/97.............................................           9,865
         10,000     5.35%, 4/3/97.............................................           9,863
         20,000     5.32%, 4/2/97.............................................          19,731
         10,000     5.32%, 4/3/97.............................................           9,864
                                                                                ---------------
                                                                                        78,921
                                                                                ---------------
Real Estate (5.0%):
                  Countrywide Home Loans:
         25,000     5.35%, 1/9/97.............................................          24,970
         37,000     5.34%, 1/15/97............................................          36,923
         40,000     5.34%, 1/21/97............................................          39,881
         30,000   SRD Finance, Inc., 5.59%, 1/16/97...........................          29,930
                                                                                ---------------
                                                                                       131,704
                                                                                ---------------
Telecommunications (4.4%):
                  NYNEX Corp.:
         30,000     5.41%, 1/6/97.............................................          29,977
         30,000     5.34%, 1/22/97............................................          29,907
         26,000     5.34%, 1/31/97............................................          25,884
         30,000     5.34%, 2/7/97.............................................          29,835
                                                                                ---------------
                                                                                       115,603
                                                                                ---------------
  Total Commercial Paper                                                             1,883,124
                                                                                ---------------
   PRINCIPAL
    AMOUNT                            SECURITY DESCRIPTION                      AMORTIZED COST
---------------   ------------------------------------------------------------  ---------------

MEDIUM TERM/SENIOR NOTES (7.9%):
Banking (4.7%):
                  Abbey National Treasury Services, PLC:
$        75,000     5.08%, 2/27/97............................................  $       74,998
         50,000     5.11%, 3/17/97............................................          49,991
                                                                                ---------------
                                                                                       124,989
                                                                                ---------------
Brokerage & Financial Services (3.2%):
         50,000   Bear Stearns Companies, Inc., 5.60%, 3/14/97................          50,000
         10,000   Finova Capital Corp., 8.00%, 1/15/97........................          10,008
         25,000   Merrill Lynch & Co., Inc., 5.58%, 3/14/97...................          25,000
                                                                                ---------------
                                                                                        85,008
                                                                                ---------------
  Total Medium Term/Senior Notes                                                       209,997
                                                                                ---------------
U.S. GOVERNMENT AGENCIES (1.9%):
         50,000   Student Loan Marketing Association, 5.41%, 9/28/98*.........          50,000
                                                                                ---------------
  Total U.S. Government Agencies                                                        50,000
                                                                                ---------------
  Total Investments, at amortized cost                                               2,488,122
                                                                                ---------------
REPURCHASE AGREEMENTS (5.9%):
         50,000   Prudential Securities, 6.70%, 1/2/97, (collateralized by
                    $54,665 various U.S. Government Securities, 0.00%-6.63%,
                    1/2/97-5/1/19, market value - $51,049)....................          50,000
        106,342   Prudential Securities, 7.02%, 1/2/97, (collateralized by
                    $126,696 various U.S. Government Securities, 0.00%-10.75%,
                    1/2/97-2/15/21, market value - $108,470)..................         106,342
                                                                                ---------------
  Total Repurchase Agreements                                                          156,342
                                                                                ---------------
Total (Cost--$2,644,464)(a)                                                     $    2,644,464
                                                                                ---------------
                                                                                ---------------

------------

Percentages indicated are based on net assets of $2,638,148.

      (a)  Cost for Federal income tax and financial reporting purposes is the same.

        *  Variable rate securities. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          7 ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL
    AMOUNT                            SECURITY DESCRIPTION                      AMORTIZED COST
---------------   ------------------------------------------------------------  ---------------
 DAILY DEMAND NOTES (11.4%):
 Alabama (2.1%):
$        7,200    Phenix City, 93-A, IDR for Mead, 5.00%, 6/1/28, AMT, LOC:
                    Toronto Dominion*.........................................  $        7,200
         3,200    Phenix City, IDR for Mead, 5.00%, 3/1/31, AMT, LOC:
                    Bayerische Vereinsbank*...................................           3,200
                                                                                ---------------
                                                                                        10,400
                                                                                ---------------
 Idaho (0.8%):
         4,000    Health Facility Authority Revenue, St. Lukes Regional
                    Medical Center Project, 5.25%, 5/1/22, LOC: Credit
                    Suisse*...................................................           4,000
                                                                                ---------------
 Illinois (0.2%):
         1,020    Health Facilities Authority Revenue, Central Dupage
                    Healthcorp Project, 5.25%, 11/1/20, LOC: Rabobank*........           1,020
                                                                                ---------------
 Kentucky (1.4%):
         7,000    Economic Development. Finance Authority, Sisters of Charity
                    Hospital, 5.25%, 11/1/20, LOC: PNC Bank*..................           7,000
                                                                                ---------------
 Michigan (0.4%):
         2,000    University of Michigan Hospital, Series A, 5.10%,
                    12/1/27*..................................................           2,000
                                                                                ---------------
 North Dakota (0.7%):
         3,800    Grand Forks Health Care Facilities Revenue, United Hospital
                    Obligation Group, 96A 5.25%, 12/1/25, LOC: Lasalle
                    National Bank*............................................           3,800
                                                                                ---------------
 Ohio (0.4%):
         2,000    State Air Quality Development Authority, Cincinnati Gas &
                    Electric, 4.70%, 12/1/15, LOC: J.P. Morgan*...............           2,000
                                                                                ---------------
 Texas (2.8%):
         5,000    Brazos River Authority, PCR, Texas Utilities Electric Co.
                    Project, Series B, 4.75%, 6/1/30, AMT, LOC: Union Bank of
                    Switzerland*..............................................           5,000
         8,600    Brazos River Authority, PCR, Texas Utilities Electric Co.
                    Project, 4.75%, 6/1/30, AMT, Insured by AMBAC*............           8,600
           600    North Central Health Facility Development Corp. Revenue,
                    Presbyterian Medical Center, Series D, 4.95%, 12/1/15,
                    Insured by MBIA*..........................................             600
                                                                                ---------------
                                                                                        14,200
                                                                                ---------------

   PRINCIPAL
    AMOUNT                            SECURITY DESCRIPTION                      AMORTIZED COST
---------------   ------------------------------------------------------------  ---------------
 DAILY DEMAND NOTES, CONTINUED:
 Washington (2.0%):
$       10,000    Health Care Facilities Authority, Fred Hutchinson Cancer
                    Research Center, Series A, 5.25%, 1/1/18, LOC: Morgan
                    Guaranty*.................................................  $       10,000
                                                                                ---------------
 Wyoming (0.6%):
                  Sublette County, PCR, Exxon Corp. Project,
         2,500    5.10%, 7/1/17, Series A*....................................           2,500
           500    5.10%, 7/1/17*..............................................             500
                                                                                ---------------
                                                                                         3,000
                                                                                ---------------
  Total Daily Demand Notes                                                              57,420
                                                                                ---------------
 WEEKLY DEMAND NOTES (60.7%):
 Arkansas (1.6%):
         8,100    Clark County Solid Waste Disposal Revenue, Reynolds Metals
                    Co. Project, 4.20%, 8/1/22, AMT, LOC: Trust Co. Bank*.....           8,100
                                                                                ---------------
 Colorado (3.8%):
         3,000    Housing Finance Authority, Pool I, Series B, Coventry
                    Village, 4.30%, 10/15/16, LOC: FNMA*......................           3,000
         2,500    Student Obligation Bond Authority 90-A, 4.10%, 9/1/24, AMT,
                    LOC: Sallie Mae*..........................................           2,500
         4,400    Student Obligation Bond Authority, Student Loan Revenue,
                    4.10%, 07/01/20, AMT, LOC: Sallie Mae*....................           4,400
         9,100    Regents University of Colorado Student Housing Bonds, 4.00%,
                    6/1/20, LOC: Morgan Guaranty*.............................           9,100
                                                                                ---------------
                                                                                        19,000
                                                                                ---------------
 Florida (2.0%):
        10,000    Housing Finance Authority, Multi-family Housing Revenue,
                    Woodlands Apts. Project 85S, 4.25%, 12/1/17, LOC:
                    Citibank*.................................................          10,000
                                                                                ---------------
 Georgia (2.1%):
         7,000    De Kalb Private Hospital Authority Revenue, Egleston
                    Children's Hospital, Series A, 4.05%, 3/1/24, LOC:
                    SunTrust Bank*............................................           7,000
         3,735    Gwinnett County Housing Authority, Herrington Woods Apts.
                    Project, 96A, 4.25%, 9/15/26, AMT, LOC: KeyBank*..........           3,735
                                                                                ---------------
                                                                                        10,735
                                                                                ---------------

CONTINUED

----8

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL
    AMOUNT                            SECURITY DESCRIPTION                      AMORTIZED COST
---------------   ------------------------------------------------------------  ---------------
 WEEKLY DEMAND NOTES, CONTINUED:
 Illinois (11.6%):
$       11,400    Chicago O'Hare International Airport Revenue, Second Lien,
                    Series B, 4.25%, 1/1/18, AMT, LOC: Societe Generale*......  $       11,400
         3,700    Development Authority, Presbyterian Home Lake Forest Place
                    Project, 4.20%, 9/1/31 LOC: Lasalle National Bank*........           3,700
         5,900    Development Finance Authority Revenue, Special Facility,
                    Little City Foundation, 4.20%, 2/1/19, LOC: Lasalle
                    National Bank*............................................           5,900
         4,700    Development Finance Authority Revenue, Aurora Central
                    Catholic High School, 4.20%, 4/1/24, LOC: Northern
                    Trust*....................................................           4,700
         4,500    Development Finance Authority Revenue, Roosevelt University
                    Project, 4.20%, 4/1/25, LOC: American National Bank*......           4,500
         1,625    Development Finance Authority Revenue, St. Paul's House
                    Project, 4.20%, 2/1/25, LOC: Lasalle National Bank*.......           1,625
         2,500    Educational Facility Authority Revenue, Northwestern
                    University, 4.25%, 3/1/28, LOC: Northern Trust*...........           2,500
         7,000    Health Facilities Authority Revenue, Revolving Fund Pooled,
                    Series C, 4.15%, 8/1/15, LOC: First National Bank of
                    Chicago*..................................................           7,000
         1,900    Health Facilities Authority Revenue, Hospital Sisters
                    Service, Series E, 4.15%, 12/1/14, LOC: Morgan
                    Guaranty*.................................................           1,900
         3,000    Health Facilities Authority Revenue, Washington & Jane Smith
                    Home, 4.25%, 7/1/26, LOC: First Chicago Bank*.............           3,000
         7,640    Jacksonville Industrial Project Revenue, AGI Inc. Project,
                    AMT, 4.45%, 2/1/26, LOC: Bank of America*.................           7,640
         2,000    Orland Hills Multi-Family Mortgage Revenue, 88Th Avenue
                    Project, 4.20%, 12/1/04, LOC: Lasalle National Bank*......           2,000
         2,500    Regional Trans. Authority Trust Receipts, 4.15%, 6/1/25,
                    LOC: Societe Generale*....................................           2,500
                                                                                ---------------
                                                                                        58,365
                                                                                ---------------
   PRINCIPAL
    AMOUNT                            SECURITY DESCRIPTION                      AMORTIZED COST
---------------   ------------------------------------------------------------  ---------------
 WEEKLY DEMAND NOTES, CONTINUED:
 Indiana (9.0%):
$        3,500    Development Finance Authority, MidAmerica Energy, 4.35%,
                    9/1/30, AMT, LOC: UBS*....................................  $        3,500
        14,800    Health Facility Financing Authority, Rehabilitation
                    Hospital, Inc., 4.10%, 11/1/20, LOC: Toronto Dominion
                    Bank*.....................................................          14,800
         3,520    Health Facility Financing Authority Revenue, Capital Access
                    Designated Pool, 4.20%, 12/1/02, LOC: Comerica Bank*......           3,520
         5,600    Indianapolis Economic Development Revenue, Children's Museum
                    Project, 4.25%, 10/1/25, LOC: National Bank of Detroit*...           5,600
         3,750    Jasper Economic Development Revenue, Best Chairs Inc.
                    Project, 4.25%, 3/1/19, AMT, LOC: PNC Bank*...............           3,750
        14,035    Rockport, PCR, Indiana & Michigan Electric Co. Series A,
                    4.15%, 8/1/14, LOC: Swiss Bank*...........................          14,035
                                                                                ---------------
                                                                                        45,205
                                                                                ---------------
 Kentucky (0.5%):
         2,500    City of Mayfield, League of Cities Lease Finance Program 96,
                    4.30%, 7/1/26, LOC: PNC Bank*.............................           2,500
                                                                                ---------------
 Michigan (4.4%):
        16,800    Higher Education Student Loan, Series B, 4.10%, 10/1/13,
                    AMT, Insured by AMBAC*....................................          16,800
         1,655    State Strategic Fund, Limited Obligation, Wayne Disposal
                    Oakland Project, 4.35%, 3/1/05, AMT, LOC: Comerica
                    Bank*.....................................................           1,655
           900    State Strategic Fund Limited Obligation Revenue
                    Environmental Quality, 4.35%, 5/1/05, AMT, LOC: Comerica
                    Bank*.....................................................             900
         3,000    Wayne County Airport Revenue (Detroit Airport), Series B,
                    4.10%, 12/1/16, AMT, LOC: Bayerische Landesbank*..........           3,000
                                                                                ---------------
                                                                                        22,355
                                                                                ---------------
 Nevada (3.7%):
         3,400    Clark County Airport Improvement Revenue, Sub Lien Series
                    A-1, 4.00%, 7/1/25, LOC: Toronto Dominion Bank*...........           3,400

CONTINUED

                                                                          9 ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL
    AMOUNT                            SECURITY DESCRIPTION                      AMORTIZED COST
---------------   ------------------------------------------------------------  ---------------
 WEEKLY DEMAND NOTES, CONTINUED:
 Nevada, continued:
$       10,000    Clark County Industrial Development Revenue, Power Co.
                    Project, Series A, 4.25%, 10/1/30, AMT, LOC: Barclays
                    Bank*.....................................................  $       10,000
         5,000    Clark County, Limited Tax, GO, 1996 Las Vegas Convention
                    Trust Receipts, 4.15%, 7/1/26, LOC: Societe Generale*.....           5,000
                                                                                ---------------
                                                                                        18,400
                                                                                ---------------
 Ohio (2.9%):
         6,300    Air Quality Development Authority, JMG Funding Corp., 4.15%,
                    4/1/29, AMT, LOC: Societe Generale*.......................           6,300
         5,500    State Water Development Authority Revenue, Timken Company
                    Project, 4.10%, 5/1/07, LOC: Wachovia Bank*...............           5,500
         2,800    Student Loan Funding Corp., Cincinnati Student Loan Revenue,
                    Series A-3, 4.10%, 1/1/07, AMT, LOC: National
                    Westminster*..............................................           2,800
                                                                                ---------------
                                                                                        14,600
                                                                                ---------------
 Rhode Island (1.0%):
         5,000    State Student Loan Revenue Bond #3, 4.15%, 6/1/26, AMT, LOC:
                    National Westminster*.....................................           5,000
                                                                                ---------------
 South Carolina (0.3%):
         1,700    Cherokee County Industrial Revenue, Oshkosh Truck Corp.
                    Project, 4.50%, 8/1/19, AMT, LOC: Bank of Nova Scotia*....           1,700
                                                                                ---------------
 Tennessee (0.8%):
         3,800    Oak Ridge Industrial Development Board, Economic Development
                    Revenue, Limited Obligation, 4.25%, 5/1/09, AMT, LOC:
                    Algemene Banke Nederland*.................................           3,800
                                                                                ---------------
 Texas (11.6%):
        14,100    Capital Health Facilities Development Corp., Island on Lake
                    Travis Ltd. Project, 4.10%, 12/1/16, AMT, LOC: Credit
                    Suisse*...................................................          14,100
        10,000    Lower Colorado River Authority, Texas Elect Revenue, 4.00%,
                    1/1/13, LOC: MBIA*........................................          10,000
        10,000    Panhandle Plains Higher Education Inc., Student Loan
                    Revenue, Series A, 4.10%, 6/1/21, LOC: Sallie Mae*........          10,000
   PRINCIPAL
    AMOUNT                            SECURITY DESCRIPTION                      AMORTIZED COST
---------------   ------------------------------------------------------------  ---------------
 WEEKLY DEMAND NOTES, CONTINUED:
 Texas, continued:
$        8,400    Panhandle Plains Higher Education Authority, Student Loan
                    Revenue, Series A, 4.10%, 6/1/23, AMT, LOC: Sallie Mae*...  $        8,400
        15,900    San Antonio Health Facilities Development Corp. Hospital
                    Revenue, Warm Springs Rehabilitation Foundation, Series A,
                    4.30%, 6/1/08, LOC: NationsBank*..........................          15,900
                                                                                ---------------
                                                                                        58,400
                                                                                ---------------
 Utah (2.0%):
        10,200    Salt Lake City Airport Revenue, Sub Series A, 4.10%, 6/1/98,
                    AMT, LOC: Credit Suisse*..................................          10,200
                                                                                ---------------
 Washington (2.0%):
         4,425    Pierce County, NN Baking Co., 4.15%, 7/1/03, AMT, LOC: U.S.
                    Bank of Washington*.......................................           4,425
         3,525    Pierce County Economic Development Corp., Industrial
                    Revenue, McFarland Cascade Project, 3.95%, 10/1/07, AMT,
                    LOC: First National Bank of Seattle*......................           3,525
         2,500    Washington, GO Municipal Securities, Trust Receipts, 4.15%,
                    7/1/16, LOC: Societe Generale*............................           2,500
                                                                                ---------------
                                                                                        10,450
                                                                                ---------------
 West Virginia (1.4%):
         6,900    Marion County Community Solid Waste Disposal Facility
                    Revenue, Grant Town, 4.25%, 10/1/17, AMT, LOC: National
                    Westminster*..............................................           6,900
                                                                                ---------------
  Total Weekly Demand Notes                                                            305,710
                                                                                ---------------
 MONTHLY DEMAND NOTES (3.1%):
 Arizona (0.4%):
         2,000    Chandler Industrial Development Authority, Parsons Municipal
                    Project, 3.70%, 12/15/09, LOC: National Westminster*......           2,000
                                                                                ---------------
 Indiana (2.7%):
        13,700    Gary Environmental Improvement Revenue, U.S. Steel Corp.
                    Project, 3.70%, 7/15/02, LOC: Bank of Nova Scotia*........          13,700
                                                                                ---------------
  Total Monthly Demand Notes                                                            15,700
                                                                                ---------------

CONTINUED

----10

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL
    AMOUNT                            SECURITY DESCRIPTION                      AMORTIZED COST
---------------   ------------------------------------------------------------  ---------------
 MUNICIPAL NOTES (1.3%):
 Ohio (1.3%):
$        3,500    Dublin City School District, GO Notes, Ohio School
                    Improvement, 4.00%, 6/10/97...............................  $        3,507
         3,000    School District Cash Flow, COPS, 4.53%, 6/30/97.............           3,008
                                                                                ---------------
  Total Municipal Notes                                                                  6,515
                                                                                ---------------
PUT BONDS** (3.0%):
 Connecticut (0.9%):
         4,500    Special Assessment Unemployment, Compensation Advance Fund
                    Revenue, Series C, 3.90%, 11/15/01........................           4,500
                                                                                ---------------
 Kentucky (0.7%):
         3,500    Pulaski County Solid Waste Disposal, Eastern Kentucky Power
                    Cooperative, Inc. Project, 3.70%, 8/15/23, Guaranteed by
                    National Rural Utilities..................................           3,500
                                                                                ---------------
 Oregon (0.9%):
         4,500    Housing & Community Series 96-K, AMT, 3.65%, 12/11/97.......           4,500
                                                                                ---------------
 Wyoming (0.5%):
         2,500    Uinta County, PCR, Amoco Standard Oil Co. Ind., 3.90%,
                    12/1/12*..................................................           2,506
                                                                                ---------------
  Total Put Bonds                                                                       15,006
                                                                                ---------------
SHORT TERM PUTS** (2.1%):
 Arizona (1.5%):
         7,500    Cochise County, PCR, Solid Waste Disposal Revenue, Electric
                    Power Corp., 3.70%, 9/1/24, AMT...........................           7,500
                                                                                ---------------
 Missouri (0.6%):
         3,000    State Environmental Improvement & Energy, Union Electric
                    Co., Series B, 3.65%, 6/1/14, LOC: Union Bank of
                    Switzerland...............................................           3,000
                                                                                ---------------
  Total Short Term Puts                                                                 10,500
                                                                                ---------------
 TAX FREE COMMERCIAL PAPER (7.4%):
 Georgia (2.4%):
         5,000    Municipal Electric Authority, 85A, Series B, 3.75%,
                    1/15/97...................................................           5,000
         5,500    Municipal Electric Authority, 85A, Series B, 3.50%, 3/6/97,
                    LOC: Bayerische Landesbank................................           5,500
         1,650    Municipal Electric Authority, 94-D, 3.55%, 3/6/97...........           1,650
                                                                                ---------------
                                                                                        12,150
                                                                                ---------------
   PRINCIPAL
    AMOUNT                            SECURITY DESCRIPTION                      AMORTIZED COST
---------------   ------------------------------------------------------------  ---------------
 TAX FREE COMMERCIAL PAPER, CONTINUED:
 Michigan (1.0%):
$        5,080    State Building Authority, 3.50%, 5/1/97, LOC: CIBC..........  $        5,080
                                                                                ---------------
 North Carolina (1.0%):
         5,000    Eastern Municipal Power Authority, 3.50%, 2/5/97, LOC:
                    CIBC......................................................           5,000
                                                                                ---------------
 Ohio (1.3%):
         6,700    Water Development Authority, Cleveland Electric, 3.55%,
                    6/14/96, Insured by FGIC..................................           6,700
                                                                                ---------------
 Texas (1.0%):
         5,000    Brazos River Authority Utilities, PCR, 3.65%, 5/1/97, LOC:
                    CIBC......................................................           5,000
                                                                                ---------------
 West Virginia (0.7%):
         3,500    Public Energy Authority Energy Revenue, Morgantown Assoc.
                    Project, 3.70%, 2/14/97, AMT, LOC: Swiss Bank.............           3,500
                                                                                ---------------
 Total Tax Free Commercial Paper                                                        37,430
                                                                                ---------------
 ANTICIPATION NOTES (11.4%):
 California (5.0%):
        15,000    Los Angeles County Tax & Revenue Anticipation Notes, Series
                    A, 4.50%, 6/30/97, LOC: Credit Suisse, Morgan Guaranty,
                    Union Bank of Switzerland, West Deutsche Landesbank, Bank
                    of America................................................          15,050
        10,050    California State, Revenue Anticipation Notes, Series A,
                    4.50%, 6/30/97............................................          10,092
                                                                                ---------------
                                                                                        25,142
                                                                                ---------------
 Colorado (2.1%):
        10,000    Tax & Revenue Anticipation Notes, Series A, 4.50%,
                    6/27/97...................................................          10,034
                                                                                ---------------
 Idaho (1.8%):
         9,000    State Tax Anticipation Note, 4.50%, 6/30/97.................           9,025
                                                                                ---------------
 Michigan (1.9%):
        10,000    Municipal Bond Authority, Series A, 4.50%, 7/03/97..........          10,029
                                                                                ---------------
 Puerto Rico (0.6%):
         3,000    Commonwealth of Puerto Rico, Trans-- 97A, 4.00%, 07/30/97...           3,010
                                                                                ---------------
Total Anticipation Notes                                                                57,240
                                                                                ---------------
Total (Cost--$505,521) (a)                                                      $      505,521
                                                                                ---------------
                                                                                ---------------

------------

Percentages indicated are based on net assets of $503,629.

CONTINUED

                                                                          11----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

      (a)  Cost for Federal income tax and financial reporting purposes is the same.

        *  Variable rate securities. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1996.

       **  Put and demand features exist.

AMBAC      AMBAC Indemnity Corporation
AMT        Alternative Minimum Tax Paper
COPS       Certificates of Participation
GO         General Obligation
IDR        Industrial Development Revenue
FGIC       Insured by Financial Guaranty Insurance Corp.
FNMA       Insured by Federal National Mortgage Association
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Insurance Association
PCR        Pollution Control Revenue

SEE NOTES TO FINANCIAL STATEMENTS.

----12

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL
    AMOUNT                            SECURITY DESCRIPTION                      AMORTIZED COST
---------------   ------------------------------------------------------------  ---------------
 MUNICIPAL BONDS (1.1%):
 Ohio (1.1%):
$        1,000    Columbus, General Obligation Bond, 6.75%, 7/1/97, ETM: U.S.
                    Govt.'s...................................................  $        1,014
                                                                                ---------------
  Total Municipal Bonds                                                                  1,014
                                                                                ---------------
 DAILY DEMAND NOTES (2.6%):
 Ohio (2.6%):
         2,300    Twinsburg, Industrial Development Revenue, United Stationers
                    Project, 5.15%, 12/1/11, LOC: PNC Bank*...................           2,300
                                                                                ---------------
  Total Daily Demand Notes                                                               2,300
                                                                                ---------------
 WEEKLY DEMAND NOTES (51.5%):
 Ohio (51.5%):
         1,000    Air Quality Development Authority, JMG Funding Corp., 4.15%,
                    4/1/29, LOC: Societe Generale*............................           1,000
         1,000    Butler County, Meadow Ridge Housing Project, AMT, 4.20%,
                    11/15/30, LOC: FNMA*......................................           1,000
         2,990    Clermont County, Hospital Facilities Mercy Health Care of
                    Cincinnati, Series B, 4.50%, 12/1/15, Insured by MBIA*....           2,990
           300    Cuyahoga County, Allen Group Inc., AMT, 4.25%, 4/1/12, LOC:
                    Dresdner Bank*............................................             300
         4,000    Cuyahoga County, Cleveland Clinic Foundation, 4.10%, 1/1/26,
                    LOC: Morgan Guaranty Bank*................................           4,000
         1,600    Cuyahoga County, Allen Group, Inc., 4.10%, 12/1/15, LOC:
                    Union Bank of Switzerland*................................           1,600
         1,500    Franklin County Hospital Authority, 4.25%, 5/1/15, LOC:
                    National Bank of Detroit*.................................           1,500
         1,800    Franklin County Hospital Revenue, Holy Cross Health Systems,
                    4.10%, 6/16/16, LOC: Morgan Guaranty Bank*................           1,800
         1,500    Franklin County Inland Products, Inc., 4.25%, 6/1/04, LOC:
                    PNC Bank*.................................................           1,500
         2,000    Geauga County Industrial Development, General Signal Corp.,
                    4.30%, 4/1/04, LOC: Wachovia Bank*........................           2,000
           500    Hamilton County Economic Development Revenue, Cincinnati
                    Performing Arts Center, 4.20%, 6/15/05, LOC: Fifth Third
                    Bank*.....................................................             500
         2,000    Hamilton County Hospital Revenue, Bethesda Hospital, 4.05%,
                    2/15/24, LOC: Rabobank Nederland*.........................           2,000

   PRINCIPAL
    AMOUNT                            SECURITY DESCRIPTION                      AMORTIZED COST
---------------   ------------------------------------------------------------  ---------------
 WEEKLY DEMAND NOTES, CONTINUED:
 Ohio, continued:
$          950    Higher Education Facility, Mount Union College Project,
                    4.25%, 9/1/20, LOC: National Bank of Detroit*.............  $          950
         3,000    Housing Finance Authority, Spring Valley Apts. 96A, 4.25%,
                    12/15/29, AMT, LOC: Keybank*..............................           3,000
           500    Montgomery County, Sisters of Charity Healthcare, 4.15%,
                    5/15/25, LOC: Toronto Dominion*...........................             500
         1,000    Ross County, Ohio Hospital Facilities, Medical Center
                    Project, 4.25%, 12/1/20, LOC: Fifth Third Bank*...........           1,000
         1,800    State Air Quality Development Authority Revenue, JMG Funding
                    Limited Partnership, Series A, 4.15%, 4/1/28, LOC: Societe
                    Generale*.................................................           1,800
         3,000    State Air Quality Development Revenue Bonds, Timken Co.
                    Project, 4.10%, 6/1/01, AMT, LOC: Union Bank of
                    Switzerland*..............................................           3,000
         1,000    State Court Street Center, 4.10%, 10/1/98, LOC: Provident
                    Bank*.....................................................           1,000
         2,850    State Higher Education Facilities, Oberlin College Project,
                    2.80%, 10/1/15, SBPA: Morgan Guaranty*....................           2,850
                  Student Loan Funding Corp.,
         1,375      4.05%, 12/29/98, LOC: National Westminster Bank*..........           1,375
         2,000      4.20%, 1/1/07, LOC: Bank of America*......................           2,000
         3,000    State Water Development Authority, Timken Co. Project,
                    4.10%, 6/1/01, LOC: Credit Suisse*........................           3,000
                  The Ohio State University General Receipts, Series B,
           400      4.05%, 12/1/06, SBPA: Westminster Bank*...................             400
         2,750      4.00%, 12/1/12*...........................................           2,750
         2,100    Wooster Industrial Development Revenue, Allen Group Inc.,
                    4.40%, 12/1/10, LOC: Union Bank of Switzerland*...........           2,100
                                                                                ---------------
  Total Weekly Demand Notes                                                             45,915
                                                                                ---------------
 MONTHLY DEMAND NOTES (3.7%):
 Ohio (3.7%):
         3,300    Housing Financial Agency, 3.50%, 12/1/15, LOC: Morgan
                    Guaranty Bank*............................................           3,300
                                                                                ---------------
  Total Monthly Demand Notes                                                             3,300
                                                                                ---------------

CONTINUED

                                                                          13----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL
    AMOUNT                            SECURITY DESCRIPTION                      AMORTIZED COST
---------------   ------------------------------------------------------------  ---------------
 MUNICIPAL NOTES (6.2%):
 Ohio (6.2%):
$        2,500    Dublin, City School District Notes, 4.00%, 6/10/97..........  $        2,505
         3,000    School District Cash Flow, COPS, 4.53%, 6/30/97.............           3,008
                                                                                ---------------
 Total Municipal Notes                                                                   5,513
                                                                                ---------------
SHORT TERM PUTS** (2.8%):
 Ohio (2.8%):
         2,500    Air Quality Development Authority Revenue, Ohio Edison,
                    Series B, 3.80%, 5/1/97, AMT, LOC: Union Bank of
                    Switzerland...............................................           2,500
                                                                                ---------------
  Total Short-Term Puts                                                                  2,500
                                                                                ---------------
 TAX FREE COMMERCIAL PAPER (14.6%):
 Ohio (14.6%):
         1,000    State Air Quality Development Authority, Cleveland Electric
                    Illuminating Co., FGIC, 3.45%, 3/6/97.....................           1,000
         3,000    State Air Quality Development Authority, Cleveland Electric
                    Illuminating Co., FGIC, 3.70%, 1/16/97....................           3,000
         1,300    Toledo (Lucas County), CSX Transportation, 3.50%, 3/21/97,
                    LOC: Bank of Nova Scotia..................................           1,300
         3,700    Toledo (Lucas County) Ohio Port Authority, 3.50%, 3/3/97,
                    LOC: Bank of Nova Scotia..................................           3,700
   PRINCIPAL
    AMOUNT                            SECURITY DESCRIPTION                      AMORTIZED COST
---------------   ------------------------------------------------------------  ---------------
 TAX FREE COMMERCIAL PAPER, CONTINUED:
 Ohio, continued:
$        1,000    State Water Development Authority, Cleveland Electric
                    Illuminating Co., FGIC, 3.55%, 2/6/97.....................  $        1,000
         3,000    State Water Development Authority, Cleveland Electric
                    Illuminating Co., FGIC, 3.50%, 2/5/97.....................           3,000
                                                                                ---------------
  Total Tax-Free Commercial Paper                                                       13,000
                                                                                ---------------
 ANTICIPATION NOTES (17.1%):
 Ohio (14.9%):
         5,000    Brecksville, Broadview Heights, City School District, BAN,
                    3.90%, 1/17/97............................................           5,001
         1,000    City of Cleveland, 1996-A Cleveland Stadium Project, BAN,
                    4.50%, 10/15/97...........................................           1,004
         1,400    Solon City School District, BAN 96-2, 4.00%, 4/15/97........           1,402
         1,670    Summit County, BAN, Series B, 4.00%, 6/5/97.................           1,672
         1,500    University of Cincinnati, BAN, 4.25%, 8/28/97...............           1,503
         1,000    University of Cincinnati, General Receipts, BAN, Series Aa,
                    3.89%, 3/20/97............................................           1,001
         1,700    University of Cincinnati, General Receipts, BAN, Series K1,
                    3.75%, 3/20/97............................................           1,702
                                                                                ---------------
                                                                                        13,285
                                                                                ---------------
 Puerto Rico (2.2%):
         2,000    Commonwealth of Puerto Rico,
                    TRANS - 97A, 4.00%, 7/30/97...............................           2,006
                                                                                ---------------
  Total Anticipation Notes                                                              15,291
                                                                                ---------------
Total (Cost--$88,833)(a)                                                        $       88,833
                                                                                ---------------
                                                                                ---------------

------------

Percentages indicated are based on net assets of $89,189.

      (a)  Cost for Federal income tax and financial reporting purposes is the same.

        *  Variable rate securities. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1996.

       **  Put features exist.

AMT        Alternative Minimum Tax Paper
BAN        Bond Anticipation Note
COPS       Certificate of Participation
ETM        Escrow to Maturity
FGIC       Insured by Financial Guaranty Insurance Corp.
FNMA       Insured by Federal National Mortgage Association
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Insurance Association
SBPA       Stand By Purchase Agreement
TRANS      Tax & Revenue Anticipation Notes

SEE NOTES TO FINANCIAL STATEMENTS.

----14

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1996
(Unaudited)

                                                                   (Amounts in Thousands,
                                                                 except per share amounts)

                                                 U.S. TREASURY                                    OHIO
                                                  SECURITIES                     MUNICIPAL      MUNICIPAL
                                                 MONEY MARKET    PRIME MONEY   MONEY MARKET   MONEY MARKET
                                                     FUND        MARKET FUND       FUND           FUND
                                                 -------------  -------------  -------------  -------------
ASSETS:
Investments, at amortized cost.................   $   555,618    $ 2,488,122     $ 505,521      $  88,833
Repurchase agreements, at cost.................     2,131,379        156,342            --             --
                                                 -------------  -------------  -------------  -------------
Total..........................................     2,686,997      2,644,464       505,521         88,833
Interest receivable............................         7,905          6,203         3,065            696
Receivable for shares issued...................            --            148            --             --
Deferred organization costs....................            --             --            --              1
Prepaid expenses and other assets..............           421            240            17              3
                                                 -------------  -------------  -------------  -------------
TOTAL ASSETS...................................     2,695,323      2,651,055       508,603         89,533
                                                 -------------  -------------  -------------  -------------
LIABILITIES:
Cash overdraft.................................            --             --         3,176              7
Dividends payable..............................        10,695         11,574         1,460            258
Accrued expenses and other payables:
    Investment advisory fees...................           541            680           114             21
    Administration fees........................           358            360            73              9
    12b-1 fees (Class A).......................            79             74             9              8
    Accounting and transfer agent fees.........            16             40            22             15
    Other......................................            65            179           120             26
                                                 -------------  -------------  -------------  -------------
TOTAL LIABILITIES..............................        11,754         12,907         4,974            344
                                                 -------------  -------------  -------------  -------------
NET ASSETS:
Capital........................................     2,683,527      2,638,165       503,774         89,248
Undistributed (distributions in excess of) net
 investment income.............................            43              7          (127)           (51)
Accumulated undistributed net realized losses
 from investment transactions..................            (1)           (24)          (18)            (8)
                                                 -------------  -------------  -------------  -------------
NET ASSETS.....................................   $ 2,683,569    $ 2,638,148     $ 503,629      $  89,189
                                                 -------------  -------------  -------------  -------------
                                                 -------------  -------------  -------------  -------------
Net Assets
    Fiduciary..................................   $ 2,344,946    $ 2,322,235     $ 461,544      $  52,910
    Class A....................................       338,587        315,790        42,085         36,279
    Class B....................................            36            123            --             --
                                                 -------------  -------------  -------------  -------------
Total..........................................   $ 2,683,569    $ 2,638,148     $ 503,629      $  89,189
                                                 -------------  -------------  -------------  -------------
                                                 -------------  -------------  -------------  -------------
Outstanding units of beneficial interest
    Fiduciary..................................     2,344,903      2,322,253       461,674         52,946
    Class A....................................       338,586        315,789        42,100         36,302
    Class B....................................            36            123            --             --
                                                 -------------  -------------  -------------  -------------
Total..........................................     2,683,525      2,638,165       503,774         89,248
                                                 -------------  -------------  -------------  -------------
                                                 -------------  -------------  -------------  -------------
Net asset value--offering and redemption price
 per share (Fiduciary, Class A and Class B
 shares).......................................   $      1.00    $      1.00     $    1.00      $    1.00
                                                        -----          -----         -----          -----
                                                        -----          -----         -----          -----

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          15----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1996
(Unaudited)

                                                                                    (Amounts in Thousands)

                                                             U.S. TREASURY                                         OHIO MUNICIPAL
                                                            SECURITIES MONEY    PRIME MONEY     MUNICIPAL MONEY     MONEY MARKET
                                                              MARKET FUND       MARKET FUND       MARKET FUND           FUND
                                                            ----------------  ----------------  ----------------  ----------------
INVESTMENT INCOME:
Interest income...........................................    $     60,584      $     73,594       $    9,117        $    1,627
Dividend income...........................................              --                --              111                38
Income from securities lending............................             127                 9               --                --
                                                                  --------          --------          -------           -------
TOTAL INCOME..............................................          60,711            73,603            9,228             1,665
                                                                  --------          --------          -------           -------
EXPENSES:
Investment advisory fees..................................           3,955             4,681              915               143
Administration fees.......................................           1,869             2,212              432                79
12b-1 fees (Class A)......................................             417               571               73                73
Custodian and accounting fees.............................              77                60               27                 8
Legal and audit fees......................................              71                83               30                 6
Trustees' fees and expenses...............................              15                15                4                 1
Transfer agent fees.......................................              31                62               17                14
Registration and filing fees..............................             133                55                8                 5
Printing costs............................................              74                81               44                 7
Other.....................................................               9                 8                2                 1
                                                                  --------          --------          -------           -------
Total expense before waivers..............................           6,651             7,828            1,552               337
Less waivers..............................................          (1,465)           (1,195)            (384)              (93)
                                                                  --------          --------          -------           -------
NET EXPENSES..............................................           5,186             6,633            1,168               244
                                                                  --------          --------          -------           -------
Net Investment Income.....................................          55,525            66,970            8,060             1,421
                                                                  --------          --------          -------           -------
REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
Net realized gains (losses) from investment
 transactions.............................................              39                 3              (14)               (8)
                                                                  --------          --------          -------           -------
Net increase in net assets resulting
 from operations..........................................    $     55,564      $     66,973       $    8,046        $    1,413
                                                                  --------          --------          -------           -------
                                                                  --------          --------          -------           -------

SEE NOTES TO FINANCIAL STATEMENTS.

----16

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       (Amounts in Thousands)

                                                      U.S. TREASURY SECURITIES         PRIME MONEY MARKET FUND
                                                          MONEY MARKET FUND
                                                    -----------------------------   -----------------------------
                                                     SIX MONTHS                      SIX MONTHS
                                                        ENDED        YEAR ENDED         ENDED        YEAR ENDED
                                                    DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,
                                                        1996            1996            1996            1996
                                                    -------------   -------------   -------------   -------------
                                                     (UNAUDITED)                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income.........................  $     55,525    $     80,358    $     66,970    $    130,413
    Net realized gains (losses) from investment
      transactions................................            39              (9)              3               9
                                                    -------------   -------------   -------------   -------------
Change in net assets resulting from operations....        55,564          80,349          66,973         130,422
                                                    -------------   -------------   -------------   -------------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income....................       (49,929)        (75,330)        (59,167)       (116,410)
    In excess of net investment income............            --              --              --              --
    From net realized gains from investment
      transactions................................            (6)             --              --              --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income....................        (5,596)         (5,012)         (7,802)        (13,976)
    In excess of net investment income............            --              --              --              --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income....................            --              --              (1)             --
                                                    -------------   -------------   -------------   -------------
Change in net assets from shareholder
  distributions...................................       (55,531)        (80,342)        (66,970)       (130,386)
                                                    -------------   -------------   -------------   -------------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued...................     3,504,557       4,000,794       3,232,160       5,382,651
    Proceeds from shares issued in connection with
      acquisition.................................            --         356,742              --              --
    Dividends reinvested..........................         3,403           4,792           7,515          14,099
    Cost of shares redeemed.......................    (2,779,878)     (3,683,695)     (3,103,466)     (5,062,234)
Change in net assets from share transactions......       728,082         678,633         136,209         334,516
                                                    -------------   -------------   -------------   -------------
Change in Net Assets..............................       728,115         678,640         136,212         334,552
NET ASSETS:
    Beginning of period...........................     1,955,454       1,276,814       2,501,936       2,167,384
                                                    -------------   -------------   -------------   -------------
    End of period.................................  $  2,683,569    $  1,955,454    $  2,638,148    $  2,501,936
                                                    -------------   -------------   -------------   -------------
                                                    -------------   -------------   -------------   -------------
SHARE TRANSACTIONS:
    Issued........................................     3,504,557       4,000,794       3,232,160       5,382,651
    Issued in connection with acquisition.........            --         356,742              --              --
    Reinvested....................................         3,403           4,792           7,515          14,099
    Redeemed......................................    (2,779,878)     (3,683,695)     (3,103,466)     (5,062,234)
                                                    -------------   -------------   -------------   -------------
Change in shares..................................       728,082         678,633         136,209         334,516
                                                    -------------   -------------   -------------   -------------
                                                    -------------   -------------   -------------   -------------
Undistributed (distributions in excess of) net
  investment income included in net assets:
    End of Period.................................  $         43    $         43    $          7    $          7
                                                    -------------   -------------   -------------   -------------
                                                    -------------   -------------   -------------   -------------


                                                     MUNICIPAL MONEY MARKET FUND     OHIO MUNICIPAL MONEY MARKET
                                                                                                FUND
                                                    -----------------------------   -----------------------------
                                                     SIX MONTHS                      SIX MONTHS
                                                        ENDED        YEAR ENDED         ENDED        YEAR ENDED
                                                    DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,
                                                        1996            1996            1996            1996
                                                    -------------   -------------   -------------   -------------
                                                     (UNAUDITED)                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income.........................  $      8,060    $     19,034    $      1,421    $      2,941
    Net realized gains (losses) from investment
      transactions................................           (14)             (4)             (8)             --
                                                    -------------   -------------   -------------   -------------
Change in net assets resulting from operations....         8,046          19,030           1,413           2,941
                                                    -------------   -------------   -------------   -------------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income....................        (7,469)        (17,075)           (827)         (1,588)
    In excess of net investment income............            --              --              --             (22)
    From net realized gains from investment
      transactions................................            --              (4)             --              --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income....................          (591)         (1,947)           (594)         (1,353)
    In excess of net investment income............            --              --              --             (19)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income....................            --              --              --              --
                                                    -------------   -------------   -------------   -------------
Change in net assets from shareholder
  distributions...................................        (8,060)        (19,026)         (1,421)         (2,982)
                                                    -------------   -------------   -------------   -------------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued...................       662,162       1,409,174         208,761         337,815
    Proceeds from shares issued in connection with
      acquisition.................................            --              --              --              --
    Dividends reinvested..........................           588           1,889             550           1,337
    Cost of shares redeemed.......................      (669,634)     (1,394,801)       (217,161)       (329,660)
Change in net assets from share transactions......        (6,884)         16,262          (7,850)          9,492
                                                    -------------   -------------   -------------   -------------
Change in Net Assets..............................        (6,898)         16,266          (7,858)          9,451
NET ASSETS:
    Beginning of period...........................       510,527         494,261          97,047          87,596
                                                    -------------   -------------   -------------   -------------
    End of period.................................  $    503,629    $    510,527    $     89,189    $     97,047
                                                    -------------   -------------   -------------   -------------
                                                    -------------   -------------   -------------   -------------
SHARE TRANSACTIONS:
    Issued........................................       662,162       1,409,174         208,761         337,815
    Issued in connection with acquisition.........            --              --              --              --
    Reinvested....................................           588           1,889             550           1,337
    Redeemed......................................      (669,634)     (1,394,801)       (217,161)       (329,660)
                                                    -------------   -------------   -------------   -------------
Change in shares..................................        (6,884)         16,262          (7,850)          9,492
                                                    -------------   -------------   -------------   -------------
                                                    -------------   -------------   -------------   -------------
Undistributed (distributions in excess of) net
  investment income included in net assets:
    End of Period.................................  $       (127)   $       (127)   $        (51)   $        (51)
                                                    -------------   -------------   -------------   -------------
                                                    -------------   -------------   -------------   -------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          17----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1996
(Unaudited)

1.  ORGANIZATION:

    The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust. The Trust is registered to offer four classes of shares: Fiduciary, Class A, Class B, and Service. The Trust currently consists of thirty active funds. The accompanying financial statements and financial highlights are those of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund, the Municipal Money Market Fund, and the Ohio Municipal Money Market Fund (individually, a "Fund"; collectively, the "Funds") only. Each Fund is a diversified mutual fund, except the Ohio Municipal Money Market Fund which is non-diversified.

    The Trust entered into an Agreement and Plan of Reorganization (the "Agreement") with the Paragon Portfolio ("Paragon"), a Massachusetts business trust. Pursuant to the Agreement all of the assets and liabilities of each Paragon Fund transferred to a fund of The One Group in exchange for shares of the corresponding fund of The One Group. Changes in net assets and financial highlights for periods prior to the reorganization, March 25, 1996, are presented for the funds of The One Group only.

    The Funds' investment objectives are as follows:

FUND                                                                        OBJECTIVE
--------------------------------------------------------  ---------------------------------------------
U.S. Treasury Securities Money Market Fund                Current income with liquidity and stability
                                                           of principal.
Prime Money Market Fund                                   Current income with liquidity and stability
                                                           of principal.
Municipal Money Market Fund                               As high a level of current interest income
                                                           exempt from Federal income taxes as is
                                                           consistent with the preservation of capital
                                                           and stability of principal.
Ohio Municipal Money Market Fund                          As high a level of current interest income
                                                           exempt from Federal income taxes and Ohio
                                                           personal income tax as is consistent with
                                                           the preservation of capital and stability of
                                                           principal.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

CONTINUED

----18

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund in the 1940 Act.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 1996, the following Fund had securities with the following market values on loan (amount in thousands):

                                                               MARKET VALUE
                                                                OF LOANED
                                                                SECURITIES
                                                              --------------
U.S. Treasury Securities Money Market Fund..................  $      162,686

     The loaned securities were fully collateralized by cash and U.S. Government securities as of December 31, 1996.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

CONTINUED

                                                                          19----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Net income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

     Net investment income and net capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax differences, if any, have been reclassified among the components of net assets.

     ORGANIZATION COSTS

     Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs have been allocated among the funds of the Trust pro-rata, based on the relative net assets of each fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related Fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

     FEDERAL INCOME TAXES

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.  SHARES OF BENEFICIAL INTEREST:

    The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are registered to be offered through forty series and four classes: Fiduciary, Class A, Class B, and Service. During the year ended June 30, 1995, Service Shares transferred to Class A Shares. As of December 31, 1996 there were no shareholders in the Service Class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the six months ended December 31, 1996 and the year ended June 30, 1996:

CONTINUED

----20

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

                              (Amounts in Thousands)

                                                                  U.S. TREASURY SECURITIES               PRIME MONEY
                                                                      MONEY MARKET FUND                  MARKET FUND
                                                                -----------------------------   -----------------------------
                                                                 SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                    ENDED        ENDED JUNE         ENDED        ENDED JUNE
                                                                DECEMBER 31,         30,        DECEMBER 31,         30,
                                                                    1996            1996            1996            1996
                                                                -------------   -------------   -------------   -------------
                                                                 (UNAUDITED)                     (UNAUDITED)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
    Proceeds from shares issued...............................  $  2,798,900    $   3,573,870   $  2,195,927    $   4,119,886
    Proceeds from shares issued in connection with
      acquisition.............................................            --          333,798             --               --
    Dividends reinvested......................................           263              345            884            1,683
    Cost of shares redeemed...................................    (2,298,838)      (3,241,505)    (2,061,141)      (3,900,430)
                                                                -------------   -------------   -------------   -------------
    Change in net assets from Fiduciary share transactions....  $    500,325    $     666,508   $    135,670    $     221,139
                                                                -------------   -------------   -------------   -------------
                                                                -------------   -------------   -------------   -------------
CLASS A SHARES:
    Proceeds from shares issued...............................  $    705,621    $     426,924   $  1,036,000    $   1,262,765
    Proceeds from shares issued in connection with
      acquisition.............................................            --           22,944             --               --
    Dividends reinvested......................................         3,140            4,447          6,631           12,416
    Cost of shares redeemed...................................      (481,040)        (442,190)    (1,042,215)      (1,161,804)
                                                                -------------   -------------   -------------   -------------
    Change in net assets from Class A share
      transactions............................................  $    227,721    $      12,125   $        416    $     113,377
                                                                -------------   -------------   -------------   -------------
                                                                -------------   -------------   -------------   -------------
CLASS B SHARES:
    Proceeds from shares issued...............................  $         36                    $        233
    Dividends reinvested......................................            --                              --
    Cost of shares redeemed...................................            --                            (110)
                                                                -------------                   -------------
    Change in net assets from Class B share transactions......  $         36                    $        123
                                                                -------------                   -------------
                                                                -------------                   -------------
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
    Issued....................................................     2,798,900        3,573,870      2,195,927        4,119,886
    Issued in connection with acquisition.....................            --          333,798             --               --
    Reinvested................................................           263              345            884            1,683
    Redeemed..................................................    (2,298,838)      (3,241,505)    (2,061,141)      (3,900,430)
                                                                -------------   -------------   -------------   -------------
    Change in Fiduciary Shares................................       500,325          666,508        135,670          221,139
                                                                -------------   -------------   -------------   -------------
                                                                -------------   -------------   -------------   -------------
CLASS A SHARES:
    Issued....................................................       705,621          426,924      1,036,000        1,262,765
    Issued in connection with acquisition.....................            --           22,944             --               --
    Reinvested................................................         3,140            4,447          6,631           12,416
    Redeemed..................................................      (481,040)        (442,190)    (1,042,215)      (1,161,804)
                                                                -------------   -------------   -------------   -------------
    Change in Class A Shares..................................       227,721           12,125            416          113,377
                                                                -------------   -------------   -------------   -------------
                                                                -------------   -------------   -------------   -------------
CLASS B SHARES:
    Issued....................................................            36                             233
    Reinvested................................................            --                              --
    Redeemed..................................................            --                            (110)
                                                                -------------                   -------------
    Change in Class B Shares..................................            36                             123
                                                                -------------                   -------------
                                                                -------------                   -------------

CONTINUED

                                                                          21----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

                             (Amounts in Thousands)

                                                                   MUNICIPAL MONEY MARKET FUND     OHIO MUNICIPAL MONEY MARKET
                                                                                                              FUND
                                                                  -----------------------------   -----------------------------
                                                                   SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                      ENDED        ENDED JUNE         ENDED        ENDED JUNE
                                                                  DECEMBER 31,         30,        DECEMBER 31,         30,
                                                                      1996            1996            1996            1996
                                                                  -------------   -------------   -------------   -------------
                                                                   (UNAUDITED)                     (UNAUDITED)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
    Proceeds from shares issued.................................  $    547,786    $   1,109,221   $     83,375    $     165,403
    Dividends reinvested........................................            44              114             46               62
    Cost of shares redeemed.....................................      (546,080)      (1,087,267)       (86,421)        (161,325)
                                                                  -------------   -------------   -------------   -------------
    Change in net assets from Fiduciary share
      transactions..............................................  $      1,750    $      22,068   $     (3,000)   $       4,140
                                                                  -------------   -------------   -------------   -------------
                                                                  -------------   -------------   -------------   -------------
CLASS A SHARES:
    Proceeds from shares issued.................................  $    114,376    $     299,953   $    125,386    $     172,412
    Dividends reinvested........................................           544            1,775            504            1,275
    Cost of shares redeemed.....................................      (123,554)        (307,534)      (130,740)        (168,335)
                                                                  -------------   -------------   -------------   -------------
    Change in net assets from Class A share transactions........  $     (8,634)   $      (5,806)  $     (4,850)   $       5,352
                                                                  -------------   -------------   -------------   -------------
                                                                  -------------   -------------   -------------   -------------
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
    Issued......................................................       547,786        1,109,221         83,375          165,403
    Reinvested..................................................            44              114             46               62
    Redeemed....................................................      (546,080)      (1,087,267)       (86,421)        (161,325)
                                                                  -------------   -------------   -------------   -------------
    Change in Fiduciary Shares..................................         1,750           22,068         (3,000)           4,140
                                                                  -------------   -------------   -------------   -------------
                                                                  -------------   -------------   -------------   -------------
CLASS A SHARES:
    Issued......................................................       114,376          299,953        125,386          172,412
    Reinvested..................................................           544            1,775            504            1,275
    Redeemed....................................................      (123,554)        (307,534)      (130,740)        (168,335)
                                                                  -------------   -------------   -------------   -------------
    Change in Class A Shares....................................        (8,634)          (5,806)        (4,850)           5,352
                                                                  -------------   -------------   -------------   -------------
                                                                  -------------   -------------   -------------   -------------

4.  INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

    The Trust and Banc One Investment Advisors Corporation (the "Adviser"), are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.35% of the average daily net assets of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund and the Municipal Money Market Fund and 0.30% of the average daily net assets of the Ohio Municipal Money Market Fund.

    The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on each Fund's average daily net assets on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (the "Investor Funds") and the Treasury Only Money Market Fund and the Government Money Market Fund - the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% on Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Adviser also serves as Sub-Administrator to each fund of

CONTINUED

----22

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

   the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties, for which the Adviser receives a fee paid by the Administrator. Prior to March 26, 1996, Goldman Sachs Asset Management served as administrator of Paragon under essentially the same terms as the current administration agreement.

    The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A Shares, Class B Shares and Service Class Shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds, 1.00% of the average daily net assets of Class B and 0.75% of the average daily net assets of the Service Class Shares of each of the Funds. The Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A Shares of each Fund and 0.55% of average daily net assets of the Service Class Shares of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation of shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Adviser), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees.

    Prior to January 2, 1996, Premier Investment Advisors, L.L.C. ("Premier") served as investment adviser and Goldman Sachs & Company served as distributor to Paragon. Pursuant to the approval of the Board of Trustees of Paragon on October 31, 1995 and its Shareholders on December 20, 1995, Paragon entered into an investment advisory agreement with the Adviser and a distribution agreement with the Distributor effective January 2, 1996. The Terms of the investment advisory agreements with Premier and with the Adviser and the distribution agreements with Goldman Sachs & Company and the Distributor were substantially the same. Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

    The Adviser, Administrator and the Distributor voluntarily agreed to waive a portion of their fees and to reimburse the Funds for certain expenses. For the six months ended December 31, 1996, fees in the following amounts were waived from the Funds (amounts in thousands):

                                                                            INVESTMENT                         12B-1 FEES
                                                                           ADVISORY FEES    ADMINISTRATION       WAIVED
                                                                              WAIVED          FEES WAIVED        CLASS A
                                                                          ---------------  -----------------  -------------
U.S. Treasury Securities Money Market Fund..............................     $   1,346                --        $     119
Prime Money Market Fund.................................................           979         $      53              163
Municipal Money Market Fund.............................................           331                32               21
Ohio Municipal Money Market Fund........................................            15                57               21

5.  CONCENTRATION OF CREDIT RISK:

    The Ohio Municipal Money Market Fund invests primarily in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors adversely affecting issuers of Ohio's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

CONTINUED

                                                                          23----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

6.  REORGANIZATION:

    The Trust entered an Agreement and Plan of Reorganization with Paragon pursuant to which all of the assets and liabilities of each Paragon Fund transferred to a fund of The One Group in exchange for shares of the corresponding fund of The One Group. The Paragon Treasury Money Market Fund transferred its assets and liabilities to the U.S. Treasury Securities Money Market Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on March 25, 1996 following approval by shareholders of the Paragon Portfolio at a special shareholder meeting. The following is a summary of shares outstanding, net assets and net asset value per share immediately before and after the reorganization:

                                                                           BEFORE REORGANIZATION       REORGANIZATION
                                                                       ------------------------------  ---------------
                                                                                       U.S. TREASURY    U.S. TREASURY
                                                                          PARAGON        SECURITIES      SECURITIES
                                                                       TREASURY MONEY   MONEY MARKET    MONEY MARKET
                                                                        MARKET FUND         FUND            FUND
                                                                       --------------  --------------  ---------------
Shares (000).........................................................       356,742        1,735,489        2,092,231
Net Assets (000).....................................................    $  356,742     $  1,735,505    $   2,092,247
Net Asset Value:
    Fiduciary........................................................                   $       1.00    $        1.00
    Class A..........................................................    $     1.00     $       1.00    $        1.00

----24

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           U.S. TREASURY SECURITIES MONEY MARKET FUND
                                      -------------------------------------------------------------------------------------
                                                                            FIDUCIARY
                                      -------------------------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED                                YEARS ENDED JUNE 30,
                                      DECEMBER 31,      -------------------------------------------------------------------
                                          1996             1996          1995          1994          1993          1992
                                      -------------     -----------   -----------   -----------   -----------   -----------
                                       (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD................  $      1.000      $     1.000   $     1.000   $     1.000   $     1.000   $     1.000
                                      -------------     -----------   -----------   -----------   -----------   -----------
Investment Activities
  Net investment income.............         0.025            0.052         0.050         0.030         0.029         0.043
                                      -------------     -----------   -----------   -----------   -----------   -----------
Less: Distributions
  Net investment income.............        (0.025)(a)       (0.052)       (0.050)       (0.030)       (0.029)       (0.043)
                                      -------------     -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE,
 END OF PERIOD......................  $      1.000      $     1.000   $     1.000   $     1.000   $     1.000   $     1.000
                                      -------------     -----------   -----------   -----------   -----------   -----------
                                      -------------     -----------   -----------   -----------   -----------   -----------
Total Return........................          2.51%(b)         5.34%         5.07%         3.01%         2.89%         4.40%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)...........................  $  2,344,946      $ 1,844,590   $ 1,178,091   $   969,326   $   492,862   $   410,146
  Ratio of expenses to average net
    assets..........................          0.43%(c)         0.42%         0.41%         0.40%         0.45%         0.55%
  Ratio of net investment income to
    average net assets..............          4.94%(c)         5.17%         4.96%         3.02%         2.85%         4.25%
  Ratio of expenses to average net
    assets*.........................          0.55%(c)         0.56%         0.59%         0.58%         0.67%         0.77%
  Ratio of net investment income to
    average net assets*.............          4.82%(c)         5.03%         4.78%         2.84%         2.63%         4.04%

----------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Includes $.000002 short term capital gain.

      (b)  Not annualized.

      (c)  Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          25----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             U.S. TREASURY SECURITIES MONEY MARKET FUND
                                        -------------------------------------------------------------------------------------
                                                                               CLASS A
                                        -------------------------------------------------------------------------------------
                                         SIX MONTHS                                                             FEBRUARY 18,
                                            ENDED                       YEARS ENDED JUNE 30,                       1992 TO
                                        DECEMBER 31,    -----------------------------------------------------   DECEMBER 31,
                                            1996           1996          1995          1994          1993          1992(A)
                                        -------------   -----------   -----------   -----------   -----------   -------------
                                         (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD................    $      1.000    $     1.000   $     1.000   $     1.000   $     1.000   $      1.000
                                        -------------   -----------   -----------   -----------   -----------   -------------
Investment Activities
  Net investment income.............           0.024          0.050         0.047         0.027         0.026          0.012
                                        -------------   -----------   -----------   -----------   -----------   -------------
Less: Distributions
  Net investment income.............          (0.024)(d)      (0.050)      (0.047)       (0.027)       (0.026)        (0.012)
                                        -------------   -----------   -----------   -----------   -----------   -------------
NET ASSET VALUE, END OF PERIOD......    $      1.000    $     1.000   $     1.000   $     1.000   $     1.000   $      1.000
                                        -------------   -----------   -----------   -----------   -----------   -------------
                                        -------------   -----------   -----------   -----------   -----------   -------------
Total Return........................            2.39%(c)        5.08%        4.81%         2.76%         2.63%          3.38%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)...........................    $    338,587    $   110,864   $    98,723   $    53,423   $    30,759   $          6
  Ratio of expenses to average net
    assets..........................            0.69%(b)        0.67%        0.66%         0.63%         0.65%          0.59%(b)
  Ratio of net investment income to
    average net assets..............            4.70%(b)        4.92%        4.71%         2.81%         2.52%          2.51%(b)
  Ratio of expenses to average net
    assets*.........................            0.91%(b)        0.91%        0.94%         0.87%         1.02%          0.71%(b)
  Ratio of net investment income to
    average net assets*.............            4.48%(b)        4.68%        4.43%         2.57%         2.15%          2.39%(b)

----------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from commencement of operations.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Includes $.000002 short term capital gain.

SEE NOTES TO FINANCIAL STATEMENTS.

----26

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         U.S. TREASURY
                                                                          SECURITIES
                                                                         MONEY MARKET
                                                                             FUND
                                                                        ---------------
                                                                            CLASS B
                                                                        ---------------
                                                                         NOVEMBER 21,
                                                                            1996 TO
                                                                         DECEMBER 31,
                                                                            1996(A)
                                                                        ---------------
                                                                          (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD..................................................  $        1.000
                                                                        ---------------
Investment Activities
  Net investment income...............................................           0.004
                                                                        ---------------
Less: Distributions
  Net investment income...............................................          (0.004)(d)
                                                                        ---------------
NET ASSET VALUE, END OF PERIOD........................................  $        1.000
                                                                        ---------------
                                                                        ---------------
Total Return..........................................................            0.45%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $           36
  Ratio of expenses to average net assets.............................            1.45%(b)
  Ratio of net investment income to average net assets................            3.92%(b)
  Ratio of expenses to average net assets*............................            1.57%(b)
  Ratio of net investment income to average net assets*...............            3.80%(b)

----------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from commencement of operations.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Includes $.000002 short term capital gain.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          27----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       PRIME MONEY MARKET FUND
                                      -----------------------------------------------------------------------------------------
                                                                              FIDUCIARY
                                      -----------------------------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED                                  YEARS ENDED JUNE 30,
                                      DECEMBER 31,      -----------------------------------------------------------------------
                                          1996             1996          1995          1994          1993            1992
                                      -------------     -----------   -----------   -----------   -----------   ---------------
                                       (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...............  $      1.000      $     1.000   $     1.000   $     1.000   $     1.000   $         1.000
                                      -------------     -----------   -----------   -----------   -----------   ---------------
Investment Activities
  Net investment income.............         0.025            0.054         0.052         0.031         0.030             0.045
                                      -------------     -----------   -----------   -----------   -----------   ---------------
Less: Distributions
  Net investment income.............        (0.025)          (0.054)       (0.052)       (0.031)       (0.030)           (0.045)
                                      -------------     -----------   -----------   -----------   -----------   ---------------
NET ASSET VALUE, END OF PERIOD......  $      1.000      $     1.000   $     1.000   $     1.000   $     1.000   $         1.000
                                      -------------     -----------   -----------   -----------   -----------   ---------------
                                      -------------     -----------   -----------   -----------   -----------   ---------------
Total Return........................          2.57%(b)         5.49%         5.34%         3.19%         3.09%             4.64%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)...........................  $  2,322,235      $ 2,186,562   $ 1,965,416   $ 1,600,876   $   979,275   $       946,504
  Ratio of expenses to average net
    assets..........................          0.47%(a)         0.44%         0.41%         0.40%         0.44%             0.59%
  Ratio of net investment income to
    average net assets..............          5.04%(a)         5.34%         5.27%         3.18%         3.05%             4.49%
  Ratio of expenses to average net
    assets*.........................          0.54%(a)         0.55%         0.57%         0.59%         0.62%             0.76%
  Ratio of net investment income to
    average net assets*.............          4.97%(a)         5.23%         5.12%         2.99%         2.87%             4.32%

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Annualized.

      (b)  Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

----28

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    PRIME MONEY MARKET FUND
                                      -----------------------------------------------------------------------------------
                                                                            CLASS A
                                      -----------------------------------------------------------------------------------
                                                                                                               FEBRUARY
                                       SIX MONTHS                                                             18, 1992 TO
                                          ENDED                       YEARS ENDED JUNE 30,                     DECEMBER
                                      DECEMBER 31,    -----------------------------------------------------    31, 1992
                                          1996           1996          1995          1994          1993           (a)
                                      -------------   -----------   -----------   -----------   -----------   -----------
                                       (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...............  $      1.000    $     1.000   $     1.000   $     1.000   $     1.000   $    1.000
                                      -------------   -----------   -----------   -----------   -----------   -----------
Investment Activities
  Net investment income.............         0.024          0.051         0.050         0.027         0.030        0.013
                                      -------------   -----------   -----------   -----------   -----------   -----------
Less: Distributions
  Net investment income.............        (0.024)        (0.051)       (0.050)       (0.027)       (0.030)      (0.013)
                                      -------------   -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD......  $      1.000    $     1.000   $     1.000   $     1.000   $     1.000   $    1.000
                                      -------------   -----------   -----------   -----------   -----------   -----------
                                      -------------   -----------   -----------   -----------   -----------   -----------
Total Return........................          2.44%(c)        5.22%        5.08%         2.93%         2.83%        3.51%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)...........................  $    315,790    $   315,374   $   201,968   $    74,759   $    61,106   $      511
  Ratio of expenses to average net
    assets..........................          0.72%(b)        0.69%        0.67%         0.65%         0.65%        0.79%(b)
  Ratio of net investment income to
    average net assets..............          4.79%(b)        5.09%        5.02%         2.92%         2.67%        3.40%(b)
  Ratio of expenses to average net
    assets*.........................          0.89%(b)        0.90%        0.92%         0.90%         0.99%        0.94%(b)
  Ratio of net investment income to
    average net assets*.............          4.62%(b)        4.88%        4.77%         2.67%         2.33%        3.25%(b)

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from commencement of operations.

      (b)  Annualized.

      (c)  Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          29----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          PRIME MONEY
                                                                          MARKET FUND
                                                                        ---------------
                                                                            CLASS B
                                                                        ---------------
                                                                         NOVEMBER 21,
                                                                            1996 TO
                                                                         DECEMBER 31,
                                                                            1996(a)
                                                                        ---------------
                                                                          (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $        1.000
                                                                               -------
Investment Activities
  Net investment income...............................................           0.006
                                                                               -------
Less: Distributions
  Net investment income...............................................          (0.006)
                                                                               -------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $        1.000
                                                                               -------
                                                                               -------
Total Return..........................................................            0.56%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $          123
  Ratio of expenses to average net assets.............................            1.47%(b)
  Ratio of net investment income to average net assets................            4.04%(b)
  Ratio of expenses to average net assets*............................            1.54%(b)
  Ratio of net investment income to average net assets*...............            3.97%(b)

----------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from commencement of operations.

      (b)  Annualized.

      (c)  Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

----30

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                             PRIME MONEY MARKET FUND
                                                                        ---------------------------------
                                                                             SERVICE/ RETIREMENT(A)
                                                                        ---------------------------------
                                                                              YEARS ENDED JUNE 30,
                                                                        ---------------------------------
                                                                            1995                1994
                                                                        -------------       -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $       1.000       $       1.000
                                                                        -------------       -------------
Investment Activities
  Net investment income...............................................          0.041               0.008
                                                                        -------------       -------------
Less: Distributions
  Net investment income...............................................         (0.041)             (0.008)
                                                                        -------------       -------------
NET ASSET VALUE, END OF PERIOD........................................  $       1.000       $       1.000
                                                                        -------------       -------------
                                                                        -------------       -------------
Total Return..........................................................              (a)              0.79%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $          --       $          40
  Ratio of expenses to average net assets.............................           1.42%(b)            1.18%(b)
  Ratio of net investment income to average net assets................           4.52%(b)            3.03%(b)
  Ratio of expenses to average net assets*............................           1.60%(b)            1.36%(b)
  Ratio of net investment income to average net assets*...............           5.23%(b)            2.85%(b)

----------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Service Shares commenced offering on January 17, 1994 when they designated as "Retirement" Shares. On
           April 4, 1995 the name of the Retirement Shares was changed to "Service" Shares. As of June 1, 1995,
           Service Shares transferred to Class A Shares. As on June 30, 1995 there were no shareholders in the
           Service Class. Total return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was
           4.11%.

      (b)  Annualized.

      (c)  Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          31----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   MUNICIPAL MONEY MARKET FUND
                                      -------------------------------------------------------------------------------------
                                                                            FIDUCIARY
                                      -------------------------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED                                YEARS ENDED JUNE 30,
                                      DECEMBER 31,      -------------------------------------------------------------------
                                          1996             1996          1995          1994          1993          1992
                                      -------------     -----------   -----------   -----------   -----------   -----------
                                       (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD................  $      1.000      $     1.000   $     1.000   $     1.000   $     1.000   $     1.000
                                      -------------     -----------   -----------   -----------   -----------   -----------
Investment Activities
  Net investment income.............         0.015            0.033         0.032         0.021         0.021         0.034
                                      -------------     -----------   -----------   -----------   -----------   -----------
Less: Distributions
  Net investment income.............        (0.015)          (0.033)       (0.032)       (0.021)       (0.021)       (0.034)
                                      -------------     -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD......  $      1.000      $     1.000   $     1.000   $     1.000   $     1.000   $     1.000
                                      -------------     -----------   -----------   -----------   -----------   -----------
                                      -------------     -----------   -----------   -----------   -----------   -----------
Total Return........................          1.55%(b)         3.34%         3.28%         2.16%         2.15%         3.47%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)...........................  $    461,544      $   459,807   $   437,743   $   352,702   $   175,277   $   170,961
  Ratio of expenses to average net
    assets..........................          0.43%(a)         0.41%         0.41%         0.40%         0.46%         0.43%
  Ratio of net investment income to
    average net assets..............          3.10%(a)         3.29%         3.26%         2.13%         2.12%         3.41%
  Ratio of expenses to average net
    assets*.........................          0.57%(a)         0.59%         0.59%         0.60%         0.66%         0.80%
  Ratio of net investment income to
    average net assets*.............          2.96%(a)         3.11%         3.08%         1.93%         1.92%         3.04%

----------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Annualized.

      (b)  Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

----32

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 MUNICIPAL MONEY MARKET FUND
                                    -------------------------------------------------------------------------------------
                                                                           CLASS A
                                    -------------------------------------------------------------------------------------
                                     SIX MONTHS                                                             FEBRUARY 18,
                                        ENDED                       YEARS ENDED JUNE 30,                       1992 TO
                                    DECEMBER 31,    -----------------------------------------------------   DECEMBER 31,
                                        1996           1996          1995          1994          1993          1992(a)
                                    -------------   -----------   -----------   -----------   -----------   -------------
                                     (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.............  $      1.000    $     1.000   $     1.000   $     1.000   $     1.000   $      1.000
                                    -------------   -----------   -----------   -----------   -----------   -------------
Investment Activities
  Net investment income...........         0.015          0.030         0.030         0.021         0.019          0.009
                                    -------------   -----------   -----------   -----------   -----------   -------------
Less: Distributions
  Net investment income...........        (0.015)        (0.030)       (0.030)       (0.021)       (0.019)        (0.009)
                                    -------------   -----------   -----------   -----------   -----------   -------------
NET ASSET VALUE, END OF PERIOD....  $      1.000    $     1.000   $     1.000   $     1.000   $     1.000   $      1.000
                                    -------------   -----------   -----------   -----------   -----------   -------------
                                    -------------   -----------   -----------   -----------   -----------   -------------
Total Return......................          1.47%(c)        3.08%        3.02%         1.96%         1.89%          2.48%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000).........................  $     42,085    $    50,720   $    56,518   $    41,595   $    18,932   $        122
  Ratio of expenses to average net
    assets........................          0.68%(b)        0.66%        0.66%         0.65%         0.66%          0.84%(b)
  Ratio of net investment income
    to average net assets.........          2.85%(b)        3.04%        3.01%         1.92%         1.82%          2.44%(b)
  Ratio of expenses to average net
    assets*.......................          0.92%(b)        0.94%        0.94%         0.91%         1.01%          0.99%(b)
  Ratio of net investment income
    to average net assets*........          2.61%(b)        2.76%        2.73%         1.66%         1.47%          2.29%(b)

----------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from commencement of operations.

      (b)  Annualized.

      (c)  Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          33----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         OHIO MUNICIPAL MONEY MARKET FUND
                                      -----------------------------------------------------------------------
                                                                     FIDUCIARY
                                      -----------------------------------------------------------------------
                                       SIX MONTHS                                                   JUNE 9,
                                          ENDED                  YEARS ENDED JUNE 30,               1993 TO
                                      DECEMBER 31,      ---------------------------------------    JUNE 30,
                                          1996             1996          1995          1994        1993 (a)
                                      -------------     -----------   -----------   -----------   -----------
                                       (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...............  $      1.000      $     1.000   $     1.000   $     1.000   $    1.000
                                      -------------     -----------   -----------   -----------   -----------
Investment Activities
  Net investment income.............         0.016            0.033         0.032         0.022        0.013
                                      -------------     -----------   -----------   -----------   -----------
Less: Distributions
  Net investment income.............        (0.016)          (0.032)       (0.032)       (0.022)      (0.013)
  In excess of net investment
    income..........................            --           (0.001)           --            --           --
                                      -------------     -----------   -----------   -----------   -----------
Total Distributions.................        (0.016)          (0.033)       (0.032)       (0.022)      (0.013)
                                      -------------     -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD......  $      1.000      $     1.000   $     1.000   $     1.000   $    1.000
                                      -------------     -----------   -----------   -----------   -----------
                                      -------------     -----------   -----------   -----------   -----------
Total Return........................          1.57%(c)         3.34%         3.20%         2.25%        2.14%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)...........................  $     52,910      $    55,915   $    51,806   $    55,375   $    3,500
  Ratio of expenses to average net
    assets..........................          0.40%(b)         0.41%         0.41%         0.34%        0.08%(b)
  Ratio of net investment income to
    average net assets..............          3.09%(b)         3.19%         3.13%         2.29%        2.07%(b)
  Ratio of expenses to average net
    assets*.........................          0.55%(b)         0.71%         0.60%         0.57%        0.51%(b)
  Ratio of net investment income to
    average net assets*.............          2.94%(b)         2.89%         2.94%         2.06%        1.64%(b)

----------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from commencement of operations.

      (b)  Annualized.

      (c)  Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

----34

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         OHIO MUNICIPAL MONEY MARKET FUND
                                      -----------------------------------------------------------------------
                                                                      CLASS A
                                      -----------------------------------------------------------------------
                                       SIX MONTHS                                                 JANUARY 26,
                                          ENDED                  YEARS ENDED JUNE 30,               1993 TO
                                      DECEMBER 31,      ---------------------------------------    JUNE 30,
                                          1996             1996          1995          1994        1993 (a)
                                      -------------     -----------   -----------   -----------   -----------
                                       (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...............  $      1.000      $     1.000   $     1.000   $     1.000   $    1.000
                                      -------------     -----------   -----------   -----------   -----------
Investment Activities
  Net investment income.............         0.014            0.030         0.029         0.021        0.009
                                      -------------     -----------   -----------   -----------   -----------
Less: Distributions
  Net investment income.............        (0.014)          (0.029)       (0.029)       (0.021)      (0.009)
  In excess of net investment
    income..........................            --           (0.001)           --            --           --
                                      -------------     -----------   -----------   -----------   -----------
Total Distributions.................        (0.014)          (0.030)       (0.029)       (0.021)      (0.009)
                                      -------------     -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD......  $      1.000      $     1.000   $     1.000   $     1.000   $    1.000
                                      -------------     -----------   -----------   -----------   -----------
                                      -------------     -----------   -----------   -----------   -----------
Total Return........................          1.44%(c)         3.08%         2.98%         2.09%        2.34%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)...........................  $     36,279      $    41,132   $    35,790   $    37,356   $   25,125
  Ratio of expenses to average net
    assets..........................          0.65%(b)         0.66%         0.63%         0.44%        0.26%(b)
  Ratio of net investment income to
    average net assets..............          2.84%(b)         2.94%         2.91%         2.05%        2.03%(b)
  Ratio of expenses to average net
    assets*.........................          0.90%(b)         1.06%         0.95%         0.94%        0.92%(b)
  Ratio of net investment income to
    average net assets*.............          2.59%(b)         2.54%         2.59%         1.55%        1.37%(b)

----------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from commencement of operations.

      (b)  Annualized.

      (c)  Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          35----